Interest income (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Cash and balances with the Central Bank	$ 2,456	$ 2,361	$ 2,081
Hedging derivatives	3,541	2,858	1,895
Other interest income	191	125	168
Total interest income except interest income on financial assets at fair value through profit or loss	108,846	99,537	98,002
Financial assets except for those at fair value through profit or loss starting January 1, 2018.
Financial assets
Loans and advances to credit institutions	2,839	2,178	4,804
Loans and advances to customers	89,894	81,976	72,263
Debt instruments	$ 9,925	$ 10,039	$ 16,791